ORDINARY SHARE (Details) - USD ($)				12 Months Ended
	May 17, 2021	Aug. 18, 2020	Sep. 05, 2019	Dec. 31, 2021	Dec. 31, 2020
ORDINARY SHARE
Ordinary shares, authorized				5,000,000,000
Authorized share capital				$ 500,000
Ordinary shares
ORDINARY SHARE
Ordinary shares, authorized				50,000,000
Ordinary shares, par value (in dollars per share)				$ 0.0001
Class A Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized				4,900,000,000	4,900,000,000
Ordinary shares, par value (in dollars per share)				$ 0.0001	$ 0.0001
Ordinary shares, outstanding				137,138,810	134,378,432
Class B Ordinary Shares
ORDINARY SHARE
Ordinary shares, authorized				50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)				$ 0.0001	$ 0.0001
Share converted to Class A ordinary shares (in shares)	1,440,000	1,260,000	1,400,000
Ordinary shares, outstanding				16,542,020	17,982,020